RESTRUCTURING (Details) (USD $)	0 Months Ended	12 Months Ended			38 Months Ended
	Apr. 02, 2009 facility	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 0	$ 0	$ 214,000	$ 5,400,000
Vinyl siding manufacturing facilities	3
Pre-tax exit costs	2,000,000
Personnel-related costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges					1,000,000
Pre-tax exit costs	900,000
Other facilities-related costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges					4,400,000
Pre-tax exit costs	1,000,000
Lease [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges					4,000,000
Contract terminations [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax exit costs	100,000
Siding, Fencing and Stone [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		0	0	112,000
Windows and Doors [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		0	0	102,000
Restructuring and Related Cost, Incurred Cost				$ 111,000